FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2016 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$281	$281	—	—
Derivative financial instruments	Other current assets	$241	—	$241	—

Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$39	—	$39	—

		Total	Fair Value Measurements at December 31, 2015 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$254	$254	—	—
Derivative financial instruments	Other current assets	$1,249	—	$1,249	—

Liabilities:
Derivative financial instruments	Accrued expenses and other current liabilities	$7	—	$7	—